SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Fair value of contingent consideration		$ 12,098,475
Fair value of contingent consideration		12,098,475
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of contingent consideration
Fair value of contingent consideration
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of contingent consideration
Fair value of contingent consideration
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of contingent consideration		12,098,475
Fair value of contingent consideration		$ 12,098,475